FINANCIAL INSTRUMENTS ISSUED AND ASSUMED IN TRANSACTIONS (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 13, 2025 USD ($) shares	Sep. 15, 2025 USD ($) shares	Jan. 31, 2025 USD ($)	Mar. 31, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) Number_Of_Days $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Investment Holdings, Other than Securities [Line Items]
Net proceeds from IPO				$ 3,433
Convertible note interest rate				0.30
Minimum conversion amount				$ 100
Minimum conversion price per share | $ / shares				$ 10
Number of consecutive trading days prior to conversion date				20
Outstanding debt				$ 1,633
EarlyBird Capital, Inc. [Member]
Investment Holdings, Other than Securities [Line Items]
Payment paid in cash or via conversion of outstanding amounts into ordinary shares					$ 1,250
Share issued | shares	1,852
EarlyBird Capital, Inc. [Member] | Underwriters Promissory Note [Member]
Investment Holdings, Other than Securities [Line Items]
Fee payble paid for IPO					1,600
Net proceeds from IPO					$ 350
Convertible note interest rate					0.06
Percentage of gross proceeds by equity financings maturity date					10.00%
Underwriters promissory note						$ 250
Repayments of convertible debt			$ 158
Outstanding principal amount	$ 880
Extinguish of debt amount	$ 551
A&R Sponsor Promissory Note [Member] | Sponsor Promissory Note [Member]
Investment Holdings, Other than Securities [Line Items]
Net proceeds from IPO					$ 3,433
Payment paid in cash or via conversion of outstanding amounts into ordinary shares		$ 1,624
Convertible note interest rate		0.30			0.30
Share issued | shares		45,000
Minimum conversion amount					$ 100
Minimum conversion price per share | $ / shares					$ 10
Number of consecutive trading days prior to conversion date | Number_Of_Days					20
Number of shares automatically converted upon closing of transactions | shares		1,800
Outstanding debt					$ 1,633
Greenstar Lp [Member] | PIPE Financing [Member]
Investment Holdings, Other than Securities [Line Items]
Amount raised by private investment					$ 2,000
Number of ordinary shares newly issued | shares					148
Ordinary price per share | $ / shares					$ 13,500
Number of shares automatically converted upon closing of transactions | shares					148
White Lion Capital, LLC [Member] | ELOC Financing [Member]
Investment Holdings, Other than Securities [Line Items]
Payment to sell private placement transactions					$ 15,000
Number of ordinary shares sold | shares						4,820
Average prrice per share | $ / shares						$ 633
Net fees						$ 20
Net proceeds from sale						$ 3,054
New Warrant Agreement [Member] | SPAC Warrants [Member]
Investment Holdings, Other than Securities [Line Items]
Number of public warrants | shares					4,260
Number of private warrants | shares					141
Warrants price per share | $ / shares					$ 15,525
Warrant exercisable descpription					Each Warrant became exercisable 30 days after the Closing and will expire five years after the Closing Date, or earlier upon liquidation of the Company.
Warrant exercisable redemption descpription					Once the Public Warrants became exercisable, the Company is permitted to redeem them in whole and not in part at a price of $13.5 per Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last reported sale price of the Company’s ordinary shares equals or exceeds $24,300.00 per share (as adjusted) for any 20 trading days within any 30-trading day period, beginning on the 30th day after the Closing and ending on the third trading day prior to the date on which the Company sends a notice of redemption to the Public Warrant holders. Following the Closing through December 31, 2025, the Company’s ordinary shares have not yet traded at the requisite price so as to enable the Company to redeem any Public Warrants.